SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of operating segments

For the Years Ended December 31,	Wassa	Other	Corporate	Total
2020
Revenue	272,481	—	—	272,481
Mine operating expenses	107,400	—	—	107,400
Severance charges	45	—	—	45
Operating costs from metal inventory	1,918	—	—	1,918
Inventory write-off	176	—	—	176
Royalties	14,883	—	—	14,883
Cost of sales excluding depreciation and amortization	124,422	—	—	124,422
Depreciation and amortization	23,727	—	—	23,727
Mine operating profit	124,332	—	—	124,332
Income tax expense	48,266	—	—	48,266
Net loss from continuing operations attributable to non-controlling interest	(365)	—	—	(365)
Net income/(loss) from continuing operations attributable to Golden Star	71,213	(1,153)	(31,542)	38,518

Capital expenditures	45,155	—	69	45,224

2019
Revenue	203,820	—	—	203,820
Mine operating expenses	98,722	—	—	98,722
Severance charges	225	—	—	225
Operating costs from metal inventory	299	—	—	299
Royalties	10,877	—	—	10,877
Cost of sales excluding depreciation and amortization	110,123	—	—	110,123
Depreciation and amortization	17,134	—	—	17,134
Mine operating profit	76,563	—	—	76,563
Income tax expense	27,439	—	—	27,439
Net income from continuing operations attributable to non-controlling interest	4,671	—	—	4,671
Net income/(loss) from continuing operations attributable to Golden Star	35,357	1,190	(31,230)	5,317

Capital expenditures	60,123	—	—	60,123
Segmented Assets
The following table presents the segmented assets:

	Wassa	Prestea	Other	Corporate	Total
December 31, 2020
Total assets	285,573	—	378	57,910	343,861

December 31, 2019
Total assets	232,182	94,453	2,951	43,022	372,608